FINANCIAL INSTRUMENTS - Classification of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	$ 510,460	$ 447,842
Amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	745,909	587,853
Amortized cost | Accounts payable and accrued liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	235,449	140,011
Amortized cost | Borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	510,460	447,842
Fair value through earnings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	35,837	15,758
Fair value through earnings | Non-controlling interest put options
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	27,523	15,758
Fair value through earnings | Contingent consideration liability
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	8,314
Derivatives used for hedging (fair value through OCI)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,642	4,025
Interest rate swap agreements | Cash flow hedges | Derivatives used for hedging (fair value through OCI)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,642	4,025
Amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	235,523	183,329
Amortized cost | Cash
Disclosure of financial assets and liabilities [Line Items]
Financial assets	26,292	16,467
Amortized cost | Trade receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	203,984	162,235
Amortized cost | Supplier rebates and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	5,247	4,627
Fair value through earnings
Disclosure of financial assets and liabilities [Line Items]
Financial assets	0	0
Derivatives used for hedging (fair value through OCI)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 0	$ 0